Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction
Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	2021	2022	2023
	(in millions)
Domestic income (loss)	¥575,101	¥(886,921)	¥(588,227)
Foreign income	1,033,241	828,194	1,244,961
Total	¥1,608,342	¥(58,727)	¥656,734

Details of Current and Deferred Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	2021	2022	2023
	(in millions)
Current:
Domestic	¥95,183	¥243,993	¥250,780
Foreign	83,492	112,164	203,409
Total	178,675	356,157	454,189
Deferred:
Domestic	310,490	(308,214)	(348,997)
Foreign	(44,217)	(62,454)	(78,779)
Total	266,273	(370,668)	(427,776)
Income tax expense (benefit)	444,948	(14,511)	26,413
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	1,146	(87,628)	(66,401)
Debt valuation adjustments	(36,792)	10,296	7,858
Derivatives qualifying for cash flow hedges	12,244	(4,968)	1,594
Defined benefit plans	139,883	19,039	(677)
Foreign currency translation adjustments	(3,368)	96,742	86,576
Total	113,113	33,481	28,950
Total	¥558,061	¥18,970	¥55,363

Prior to the fiscal year ended March 31, 2023, the MUFG Group filed tax returns on a consolidated basis for corporate income taxes within Japan, and from the beginning of fiscal year ended March 31, 2023, the MUFG Group applied the Group Tax Sharing System, where the calculation of taxable income or loss is still made based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries, but the tax payments are made by each of these companies.

Reconciliation of Effective Income Tax Rate
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

	2021	2022	2023
Combined normal effective statutory tax rate	30.6%	30.6%	30.6%
Nondeductible expenses	0.3	(12.0)	0.8
Impairment of goodwill	2.4	—	1.5
Foreign tax credit and payments	(0.9)	28.7	(4.7)
Lower tax rates applicable to income of subsidiaries	(1.0)	30.8	(5.3)
Change in valuation allowance	(0.9)	(90.1)	(10.5)
Taxation for gain on sale of shares in subsidiary	—	—	3.4	(1)
Nontaxable dividends received	(1.9)	85.1	(14.8)
Undistributed earnings of subsidiaries	—	(25.6)	(0.3)
Tax and interest expense for uncertainty in income taxes	(0.1)	(10.8)	—
Noncontrolling interest income	0.1	(0.7)	0.3
Effect of changes in tax laws	(0.1)	(2.4)	0.6
Expiration of loss carryforward	0.1	(7.0)	0.1
Other—net	(0.9)	(1.9)	2.3
Effective income tax rate	27.7%	24.7%	4.0%

Note:
(1)In March 2023, MUAH repurchased a portion of the shares in MUAH held by MUFG and MUFG Bank. The transaction resulted in the realization of a difference between the book value of the shares in MUAH for accounting and tax purposes, resulting in a ¥22,250 million increase in income tax expense and a 3.4 percentage points increase in the effective tax rate for the fiscal year ended March 31, 2023.

Components of Net Deferred Tax Assets	The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2022 and 2023 were as follows:

	2022	2023
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥462,303	¥418,732
Operating loss carryforwards	99,566	99,870
Loans	37	561
Accrued liabilities and other	309,017	413,587
Premises and equipment	124,419	119,395
Derivative financial instruments	154,237	303,644
Obligations under operating leases	106,864	88,088
Valuation allowance	(184,932)	(153,053)
Total deferred tax assets	1,071,511	1,290,824

	2022	2023
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	605,443	379,581
Intangible assets	69,276	65,973
Lease transactions	47,432	12,514
Defined benefit plans	102,998	50,730
Investments in subsidiaries and affiliates	506,829	639,592
Right-of-use assets of operating leases	77,274	64,741
Other	113,335	103,915
Total deferred tax liabilities	1,522,587	1,317,046
Net deferred tax liabilities	¥(451,076)	¥(26,222)

Operating Loss Carryforwards and Tax Credit Carryforwards	Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2024	¥5,344	¥649
2025	84,378	146
2026	53,457	145
2027	624	143
2028	3,108	143
2029	636	347
2030 and thereafter	35,173	46,957
No definite expiration date	38,889	8,554
Total	¥221,609	¥57,084

Roll-forward of Unrecognized Tax Benefits
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Balance at beginning of fiscal year	¥19,249	¥13,829	¥21,794
Gross amount of increases for current year’s tax positions	202	28	451
Gross amount of decreases for current year’s tax positions	(1,919)	—	—
Gross amount of increases for prior years’ tax positions	489	6,320	279
Gross amount of decreases for prior years’ tax positions	(2,329)	(183)	(166)
Decreases due to lapse of applicable statutes of limitations	(116)	(8)	(116)
Foreign exchange translation and other	(1,747)	1,808	3,158
Balance at end of fiscal year	¥13,829	¥21,794	¥25,400

Roll-forward of Interest and Penalties Recognized	The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Balance at beginning of fiscal year	¥2,612	¥2,417	¥2,848
Total interest and penalties in the consolidated statements of operations	(398)	156	(1,052)
Total cash settlements, foreign exchange translation and other	203	275	371
Balance at end of fiscal year	¥2,417	¥2,848	¥2,167

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions	The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2022 and forward
United States—Federal	2019 and forward
United States—California	2015 and forward
Indonesia	2018 and forward